Summary of Significant Accounting Policies (Details)	4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Number of reportable segments	1	1
Cash balance	$ 0	$ 0	$ 0
Cash and cash equivalents
Potentially dilutive securities issued and outstanding (in Shares) | shares
Cantor Equity Partners, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Cash equivalents
Federal deposit insurance corporation maximum coverage limit		250,000	250,000	250,000
Carrying value		2,400,000	$ 2,400,000	$ 2,400,000
Number of reportable segments			1	1
Cash balance		$ 25,000	$ 25,000	$ 25,000	0
Interest and penalties accrued
Class A Ordinary Shares [Member] | Cantor Equity Partners, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Shares subject to possible redemption (in Shares) | shares		10,000,000	10,000,000	10,000,000	0